Insurance Proceeds - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017
Business Interruption Loss [Line Items]
Insurance recoveries	$ 2,276	$ 3,426
Raquel Knutsen [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	2,150	$ 2,900
Partnership's loss, description		Under the Partnership's loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days.
Vessel, off-hire period		February 22, 2017 to May 15, 2017
Raquel Knutsen [Member] | Hull and Machinery [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	2,170	$ 3,890
Partnership's loss, description		Under the Partnership's loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days.
Vessel, off-hire period		February 22, 2017 to May 15, 2017
Cost of repairs, vessel operating expenses	$ 100	$ 100